REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of Schwab Capital Trust and
Shareholders of Schwab Core Equity Fund, Schwab
Dividend Equity Fund, Schwab Health Care Fund,
Schwab Hedged Equity Fund, Schwab International Core
Equity Fund, Schwab Large-Cap Growth Fund, Schwab
Small-Cap Equity Fund, Schwab Fundamental Emerging
Markets Large Company Index Fund, Schwab
Fundamental International Large Company Index Fund,
Schwab Fundamental International Small Company Index
Fund, Schwab Fundamental US Large Company Index
Fund, Schwab Fundamental US Small Company Index
Fund, Schwab Target 2010 Fund, Schwab Target 2015
Fund, Schwab Target 2020 Fund, Schwab Target 2025
Fund, Schwab Target 2030 Fund, Schwab Target 2035
Fund, Schwab Target 2040 Fund, Schwab Target 2045
Fund, Schwab Target 2050 Fund, Schwab Target 2055
Fund, Schwab Target 2060 Fund, Laudus International
MarketMasters Fund, Schwab Balanced Fund, Schwab
MarketTrack All Equity Portfolio, Schwab MarketTrack
Balanced Portfolio, Schwab MarketTrack Conservative
Portfolio, Schwab MarketTrack Growth Portfolio, Schwab
International Index Fund, Schwab S&P 500 Index Fund,
Schwab Small-Cap Index Fund, Schwab Total Stock
Market Index Fund, Schwab U.S. Large-Cap Growth
Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund:


In planning and performing our audits of the financial statements of Schwab Core Equity Fund, Schwab Dividend
Equity Fund, Schwab Health Care Fund, Schwab Hedged
Equity Fund, Schwab International Core Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund,
Schwab Fundamental Emerging Markets Large Company
Index Fund, Schwab Fundamental International Large
Company Index Fund, Schwab Fundamental International
Small Company Index Fund, Schwab Fundamental US Large
Company Index Fund, Schwab Fundamental US Small
Company Index Fund, Schwab Target 2010 Fund, Schwab
Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target
2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035
Fund, Schwab Target 2040 Fund, Schwab Target 2045 Fund,
Schwab Target 2050 Fund, Schwab Target 2055 Fund,
Schwab Target 2060 Fund, Laudus International
MarketMasters Fund, Schwab Balanced Fund, Schwab
MarketTrack All Equity Portfolio, Schwab MarketTrack
Balanced Portfolio, Schwab MarketTrack Conservative
Portfolio, Schwab MarketTrack Growth Portfolio, Schwab International Index Fund, Schwab S&P 500 Index Fund,
Schwab Small-Cap Index Fund, Schwab Total Stock Market
Index Fund, Schwab U.S. Large-Cap Growth Index Fund,
Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S.
Mid-Cap Index Fund (the "Funds"), as of and for the year ended October 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United
States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-
CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing
and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1)
pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with
authorizations of management and trustees of the trust; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a fund's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or
detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness, as defined above, as of October 31, 2020.
This report is intended solely for the information and use of management and Board of Trustees of Schwab Capital Trust and the Securities and Exchange Commission and is not
intended to be and should not be used by anyone other than
these specified parties.
/s/ Deloitte & Touche LLP
Denver, Colorado
December 16, 2020